NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Beginning Balance			$ 12,015
Proceeds from contributions of non-controlling interests	$ 10	$ 0	257	$ 4
Disposals	(53)		(53)
Other	0	35	1	36
Ending Balance	12,048		12,048		$ 12,015
Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance			8,129	6,298	6,298
Profit (loss), attributable to non-controlling interests			168		297
Other comprehensive income, attributable to non-controlling interests			85		1,707
Proceeds from contributions of non-controlling interests			298		307
Acquisition			0		21
Disposals	(53)		(53)
Distributions			(396)		(553)
Other	(1)	$ 35	(5)	35	52
Ending Balance	8,226		$ 8,226		8,129
Interests held by third parties			0.50%
Participating non-controlling interests - in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance			$ 900	850	850
Profit (loss), attributable to non-controlling interests			8		1
Other comprehensive income, attributable to non-controlling interests			2		66
Proceeds from contributions of non-controlling interests			0		0
Acquisition			0		0
Disposals			0
Distributions			(7)		(17)
Other			0		0
Ending Balance	903		$ 903		900
Participating non-controlling interests - in operating subsidiaries | Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests - in operating subsidiaries | Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests - in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,929	1,682	1,682
Profit (loss), attributable to non-controlling interests			4		9
Other comprehensive income, attributable to non-controlling interests			13		298
Proceeds from contributions of non-controlling interests			0		9
Acquisition			0		0
Disposals			0
Distributions			(54)		(81)
Other			0		12
Ending Balance	1,892		$ 1,892		1,929
Participating non-controlling interests - in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests - in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests - in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,469	1,852	1,852
Profit (loss), attributable to non-controlling interests			44		86
Other comprehensive income, attributable to non-controlling interests			46		805
Proceeds from contributions of non-controlling interests			2		5
Acquisition			(21)		0
Disposals			0
Distributions			(171)		(276)
Other			0		(3)
Ending Balance	2,369		$ 2,369		2,469
Participating non-controlling interests - in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests - in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests - in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance			$ 0	0	0
Profit (loss), attributable to non-controlling interests			1		0
Other comprehensive income, attributable to non-controlling interests			0		0
Proceeds from contributions of non-controlling interests			20		0
Acquisition			0		0
Disposals			0
Distributions			0		0
Other			0		0
Ending Balance	21		$ 21		0
Interests held by third parties			71.00%
Participating non-controlling interests - in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance			$ 276	0	0
Profit (loss), attributable to non-controlling interests			14		4
Other comprehensive income, attributable to non-controlling interests			12		(11)
Proceeds from contributions of non-controlling interests			277		293
Acquisition			0		0
Disposals			0
Distributions			(1)		0
Other			(4)		(10)
Ending Balance	574		$ 574		276
Interests held by third parties			50.00%
Participating non-controlling interests - in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance			$ 124	134	134
Profit (loss), attributable to non-controlling interests			14		14
Other comprehensive income, attributable to non-controlling interests			0		(18)
Proceeds from contributions of non-controlling interests			0		0
Acquisition			0		0
Disposals			0
Distributions			(11)		(6)
Other			0		0
Ending Balance	127		$ 127		124
Interests held by third parties			25.00%
Participating non-controlling interests - in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,212	1,701	1,701
Profit (loss), attributable to non-controlling interests			81		174
Other comprehensive income, attributable to non-controlling interests			27		504
Proceeds from contributions of non-controlling interests			0		0
Acquisition			0		0
Disposals			0
Distributions			(139)		(167)
Other			(1)		0
Ending Balance	2,180		2,180		2,212
Participating non-controlling interests - in operating subsidiaries | Isagen public non- controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance			15	9	9
Profit (loss), attributable to non-controlling interests			0		1
Other comprehensive income, attributable to non-controlling interests			0		5
Proceeds from contributions of non-controlling interests			0		0
Acquisition			0		0
Disposals			0
Distributions			(1)		0
Other			0		0
Ending Balance	14		$ 14		15
Interests held by third parties			53.00%
Participating non-controlling interests - in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning Balance			$ 204	$ 70	70
Profit (loss), attributable to non-controlling interests			2		8
Other comprehensive income, attributable to non-controlling interests			(15)		58
Proceeds from contributions of non-controlling interests			(1)		0
Acquisition			21		21
Disposals			(53)
Distributions			(12)		(6)
Other			0		53
Ending Balance	$ 146		$ 146		$ 204
Participating non-controlling interests - in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			20.00%
Participating non-controlling interests - in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%